Major acquisitions and disposals (Details) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		1 Months Ended
	Feb. 28, 2011	Mar. 31, 2011	Jun. 30, 2011	Dec. 31, 2015	Dec. 31, 2013	Jun. 30, 2011 Vale Fertilizantes	Dec. 31, 2010 Vale Fertilizantes	Dec. 31, 2010 Vale Fosfatados	Apr. 30, 2011 Northern Energy S.A.	Apr. 28, 2011 Northern Energy S.A.
Business acquisition
Percentage of stake in Paragominas and mineral rights sold (as a percent)	60.00%
Cash received for transactions			$ 1,081,000,000
Percentage of stake in Hydro (as a percent)			22.00%
Number of shares in Hydro's (in shares)			447,834,465
Equivalent value of received Hydro's common shares based on closing price at the transaction date			3,500,000,000
Cash to be received by selling Paragominas in each tranches, Change context to 2016 and 2014, respectively				200,000,000	200,000,000
Percentage of Paragominas to be sold (as a percent)			40.00%
Gain on sale of assets		1,513,000,000	1,513,000,000
Business acquisition percentage of total capital acquired (as a percent)							78.92%	100.00%
Voting capital acquired (as a percent)							99.83%
Percentage of total participation (as a percent)						84.27%
Total estimated investment										$ 1,400,000,000
Percentage of acquisition approved by board of directors (as a percent)									9.00%